COLUMBIA FUNDS VARIABLE INSURANCE TRUST

                  Columbia International Fund, Variable Series
                                  (the "Fund")

                      Supplement dated March 6, 2009 to the
              Statement of Additional Information dated May 1, 2008




1. The chart captioned "Permissible Fund Investments" in the section captioned "Permissible Investments and Related Risks" is hereby amended to check "Real Estate Investment Trusts and Master Limited Partnerships" as a permissible investment for the Fund.









































        Shareholders should retain this Supplement for future reference.